Companies Included in the Scope of the Consolidated Financial Statements, Principal Subsidiaries (Details) - shares				12 Months Ended
		Apr. 27, 2021	Feb. 16, 2021	Dec. 31, 2021
Details of Principal Subsidiaries [Abstract]
Interest held in %			50.10%
Yamgaz SNC [Member]
Details of Principal Subsidiaries [Abstract]
Interest held in %				50.0005%
Number of shares of ownership (in shares)				200.002
Inocean AS [Member]
Details of Principal Subsidiaries [Abstract]
Interest held in %		100.00%
AUSTRALIA [Member] | Genesis Oil & Gas Consultants (Pty) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Genesis Oil & Gas Consultants (Pty) Ltd
Address				Ground Floor, 1 William Street Perth WA 6000
Interest held in %				100.00%
AUSTRALIA [Member] | T.EN Australia and New Zealand Pty Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Australia and New Zealand Pty Ltd
Address				Ground Floor, 1 William Street Perth WA 6000
Interest held in %				100.00%
BELARUS [Member] | Technip Bel [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Bel
Address				Unitary Enterprise "Deloitte Legal” 51A K. Tsetkin St. 220004 Minsk
Interest held in %				100.00%
BRAZIL [Member] | Genesis Oil & Gas Brasil Engenharia Ltda. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Genesis Oil & Gas Brasil Engenharia Ltda.
Address				Rua Paulo Emídio Barbosa, 485, quadra 4 (parte) Cidade Universitária 21941-615, Rio de Janeiro
Interest held in %				100.00%
BRUNEI [Member] | T.EN Engineering (B) Snd. Bhd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Engineering (B) Snd. Bhd.
Address				B6, Second Floor, Block B, Shakirin Complex, Kampong Kiulap BE1518, Bandar Seri Begawan, Brunei Darussalam
Interest held in %				93.10%
COLOMBIA [Member] | Tipiel, S.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Tipiel, S.A.
Address				Calle 38 # 8-62 Piso 3, 110111, Bogota D.C.
Interest held in %				56.50%
CHINA [Member] | Shanghai Technip Trading Company [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Shanghai Technip Trading Company
Address				Room 1904, 19th Floor, Xuhui Vanke Center 5 Ding’An Road 200030, Shanghai
Interest held in %				100.00%
CHINA [Member] | Technip Chemical Engineering (Tianjin) Co. Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Chemical Engineering (Tianjin) Co., Ltd.
Address				521 Jing Jin Road 300400, Tianjin
Interest held in %				100.00%
CHINA [Member] | Technip Engineering Consultant (Shanghai) Co., Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Engineering Consultant (Shanghai) Co., Ltd
Address				Room 1902, 19th Floor, Xuhui Vanke Center 5 Ding’An Road 200030, Shanghai
Interest held in %				100.00%
CHINA [Member] | Gydan Yard Management Services (Shanghai) Co., Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Gydan Yard Management Services (Shanghai) Co., Ltd.
Address				18F/1329 Huai Hai Middle Road 200010, Shanghai
Interest held in %				84.90%
FRANCE [Member] | Clecel SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Clecel SAS
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | Consorcio Intep SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Consorcio Intep SNC
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				90.00%
FRANCE [Member] | Cybernetix SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Cybernetix SAS
Address				Technopôle de Château Gombert 306 Rue Albert Einstein BP 94 13382 Marseille Cedex 13
Interest held in %				100.00%
FRANCE [Member] | Cyxplus SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Cyxplus SAS
Address				Technopôle de Château Gombert 306 Rue Albert Einstein BP 94 13382 Marseille Cedex 13
Interest held in %				100.00%
FRANCE [Member] | Gydan LNG SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Gydan LNG SNC
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				84.00%
FRANCE [Member] | Gygaz SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Gygaz SNC
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				84.85%
FRANCE [Member] | Middle East Projects International (Technip Mepi) SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Middle East Projects International (Technip Mepi) SAS
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | Safrel SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Safrel SAS
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | SCI les Bessons [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				SCI Les Bessons
Address				Technopôle de Château Gombert 306 Rue Albert Einstein BP 94 13382 Marseille Cedex 13
Interest held in %				100.00%
FRANCE [Member] | South Tambey LNG [Member]
Details of Principal Subsidiaries [Abstract]
Company Name	[1]			South Tambey LNG (1)
Address	[1]			5 place de la Pyramide, Tour Ariane Paris La Défense 92800 Puteaux
Interest held in %	[1]			50.00%
FRANCE [Member] | T.EN Corporate Services SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Corporate Services SAS
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | T.EN Eurocash SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Eurocash SNC
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | Technip Energies France SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies France SAS
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | T.EN Engineering SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Engineering SAS
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | T.EN Net SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Net SAS
Address				2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %				100.00%
FRANCE [Member] | T.EN Normandie SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Normandie SAS
Address				14 rue Linus Carl Pauling PAT La Vatine 76130 Mont-Saint-Aignan
Interest held in %				100.00%
FRANCE [Member] | Yamgaz SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name	[1]			Yamgaz SNC (1)
Address	[1]			2126 boulevard de La Défense Immeuble Origine CS 10266 92741 Nanterre Cedex
Interest held in %	[1]			50.00%
FRANCE [Member] | FMC Loading Systems SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				FMC Loading Systems SAS
Address				Route des Clérimois - 89100 Sens
Interest held in %				100.00%
GERMANY [Member] | T.EN Zimmer GmbH [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Zimmer GmbH
Address				Friesstrasse 20 60388 Frankfurt am Main
Interest held in %				100.00%
INDIA [Member] | T.EN Global Business Services Private Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Global Business Services Private Limited
Address				B-22 Okhla Industrial Area, Phase -1 110020 New Delhi
Interest held in %				100.00%
INDIA [Member] | Technip Energies India Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies India Limited
Address				B-22 Okhla Industrial Area, Phase -1 110020 New Delhi
Interest held in %				100.00%
INDONESIA [Member] | PT Technip Engineering Indonesia [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				PT Technip Engineering Indonesia
Address				Metropolitan Tower, 15th Floor Jln. R.A. Kartini Kav. 14 (T.B. Simatupang) Cilandak, Jakarta Selatan 12430 Jakarta
Interest held in %				32.67%
ITALY [Member] | Consorzio Technip Italy Procurement Services - TIPS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Consorzio Technip Italy Procurement Services - TIPS
Address				68, Viale Castello della Magliana 00148 Rome
Interest held in %				100.00%
ITALY [Member] | T.EN Italy Solutions S.p.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Italy Solutions S.p.A.
Address				68, Viale Castello della Magliana 00148 Rome
Interest held in %				100.00%
ITALY [Member] | Technip Energies Italy S.p.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies Italy S.p.A.
Address				68, Viale Castello della Magliana 00148 Rome
Interest held in %				100.00%
ITALY [Member] | TPL - Tecnologie Progetti Lavori S.p.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				TPL - Tecnologie Progetti Lavori S.p.A.
Address				68, Viale Castello della Magliana 00148 Rome
Interest held in %				100.00%
ITALY [Member] | Consorzio Technip Italy Worley Parsons [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Consorzio Technip Italy Worley Parsons
Address				68, Viale Castello della Magliana 00148 Rome
Interest held in %				90.00%
JAPAN [Member] | Technip Energies Japan GK [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies Japan GK
Address				Level 10, Hulic Minatomirai 1-1-7, Sakuragi-cho, Naka-ku Yokohama-shi, Kanagawa
Interest held in %				100.00%
MALAYSIA [Member] | Genesis Oil & Gas Consultants Malaysia Sdn. Bhd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Genesis Oil & Gas Consultants Malaysia Sdn. Bhd.
Address				Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur
Interest held in %				100.00%
MALAYSIA [Member] | T.EN Far East Sdn Bhd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Far East Sdn Bhd
Address				Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur
Interest held in %				100.00%
MALAYSIA [Member] | Technip Energies (M) Sdn. Bhd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies (M) Sdn. Bhd.
Address				Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur
Interest held in %				30.00%
MEXICO [Member] | Technip De Mexico S. De R.L. De C.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip De Mexico S. De R.L. De C.V.
Address				Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México
Interest held in %				100.00%
MEXICO [Member] | TP Energies Servicios Mexico, S. de R.L. de C.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				TP Energies Servicios Mexico, S. de R.L. de C.V.
Address				Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México
Interest held in %				100.00%
MEXICO [Member] | TP Oil & Gas Mexico, S. de R.L. de C.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				TP Oil & Gas Mexico, S. de R.L. de C.V.
Address				Avenida de la Marina Oficina 1 22800, Encenada, Baja California
Interest held in %				100.00%
MOZAMBIQUE [Member] | FMC Technologies Mozambique Limitada [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				FMC Technologies Mozambique, Limitada
Address				Zedequias Manganhela Avenue, no. 257, fifth floor, Maputo City
Interest held in %				100.00%
NETHERLANDS [Member] | Technip Energies N.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies N.V.
Address				2126 boulevard de la Défense Immeuble Origine CS 10266 92741, Nanterre Cedex
Interest held in %				100.00%
NETHERLANDS [Member] | Technip Benelux B.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Benelux B.V.
Address				Afrikaweg 30, 2713 AW, Zoetermeer
Interest held in %				100.00%
NETHERLANDS [Member] | Technip EPG B.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip EPG B.V.
Address				Barbizonlaan 50, 2908 ME, Capelle aan den IJssel
Interest held in %				100.00%
NETHERLANDS [Member] | Technip Oil & Gas B.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Oil & Gas B.V.
Address				Afrikaweg 30, 2713 AW, Zoetermeer
Interest held in %				100.00%
NETHERLANDS [Member] | Technip Energies International B.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies International B.V.
Address				Afrikaweg 30, 2713 AW, Zoetermeer
Interest held in %				100.00%
NEW-CALEDONIA - FRENCH OVERSEAS TERRITORY [Member] | T.EN Nouvelle-Caledonie SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Nouvelle-Calédonie SAS
Address				27 bis avenue du Maréchal Foch – Galerie Center Foch – Centre-Ville, B.P. 4460, 98847 Noumea
Interest held in %				100.00%
NORWAY [Member] | Anchor Contracting [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Anchor Contracting
Address				Bryggegata 9, NO-0250, Oslo
Interest held in %				100.00%
NORWAY [Member] | Genesis Oil And Gas Consultants Norway AS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Genesis Oil And Gas Consultants Norway AS
Address				Moseidslleta 122, 4033, Stavanger
Interest held in %				100.00%
NORWAY [Member] | Inocean AS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Inocean AS
Address				Bryggegata 9, NO-0250, Oslo
Interest held in %				100.00%
NORWAY [Member] | Inocean Marotec [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Inocean Marotec
Address				Bryggegata 9, NO-0250, Oslo
Interest held in %				90.10%
NORWAY [Member] | Kanfa AS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Kanfa AS
Address				Philip Pedersens Road 7, 1366 Lysaker
Interest held in %				100.00%
PANAMA [Member] | T.EN Overseas S.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Overseas S.A.
Address				East 53rd Street, Marbella, Humboldt Tower 2nd Floor, P.O. Box 0819-09132
Interest held in %				100.00%
POLAND [Member] | Inocean Poland Sp. Z.o.o. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Inocean Poland Sp. Z.o.o.
Address				Ul. Dubois, 20, 71-610, Szczecin
Interest held in %				100.00%
POLAND [Member] | Technip Polska Sp. Z o.o. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Polska Sp. Z o.o.
Address				UI. Promyka 13/4, 01-604 Warsaw
Interest held in %				100.00%
RUSSIAN FEDERATION [Member] | Rus Technip LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Rus Technip LLC
Address				Prechistenka, str. 40/2, building 1, Office XXVII, 4th floor 123298 Moscow
Interest held in %				51.00%
RUSSIAN FEDERATION [Member] | Technip Rus LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Rus LLC
Address				Ligovskiy Prospekt, 266, Bldg. Litera. O 196084 St. Petersburg
Interest held in %				100.00%
RUSSIAN FEDERATION [Member] | Arctic Energies [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Arctic Energies
Address				Territory of TOR “Stolitsa Arktiki”, 184363, Kolsky Municipal District, Murmansk Region
Interest held in %				100.00%
SAUDI ARABIA [Member] | Technip Saudi Arabia Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Saudi Arabia Limited
Address				P.O. Box 3596 Al Khobar 34423
Interest held in %				76.00%
SAUDI ARABIA [Member] | TPL Arabia [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				TPL Arabia
Address				P.O. Box 3596 Al Khobar 34423
Interest held in %				90.00%
SINGAPORE [Member] | Technip Energies Singapore Pte. Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies Singapore Pte. Ltd.
Address				4 Robinson Road, #05-01 The House of Eden 048543 Singapore
Interest held in %				100.00%
SOUTH AFRICA [Member] | Technip South Africa (Pty.) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip South Africa (Pty.) Ltd
Address				34 Monkor Road - Randpark Ridge 2194 Randburg
Interest held in %				100.00%
SPAIN [Member] | Technip Iberia, S.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Iberia, S.A.
Address				Building n°8 – Floor 4th Plaça de la Pau s/n, World Trade Center – Almeda Park – Cornellà de Llobregat, 08940 Barcelona
Interest held in %				100.00%
SWEDEN [Member] | Inocean AB [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Inocean AB
Address				Gardatorget 1, Goteborg
Interest held in %				100.00%
SWITZERLAND [Member] | Engineering Re AG [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Engineering Re AG
Address				Vulkanstrasse 106, 8048 Zürich
Interest held in %				100.00%
SWITZERLAND [Member] | Technipetrol AG [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technipetrol AG
Address				Neugasse 14, CH-6304 Zug
Interest held in %				100.00%
THAILAND [Member] | Technip Energies (Thailand) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies (Thailand) Ltd
Address				20th Floor, Suntower, Building A 123 Vibhavadee-Rangsit Road, Jomphon Jatujak, Bangkok 10900
Interest held in %				74.00%
THAILAND [Member] | Technip Energies Holding (Thailand) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies Holding (Thailand) Ltd
Address				20th Floor, Suntower, Building A 123 Vibhavadee-Rangsit Road, Jomphon Jatujak, Bangkok 10900
Interest held in %				49.00%
UNITED ARAB EMIRATES [Member] | Multi Phase Meters FZE [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Multi Phase Meters FZE
Address				Office No. LB14414 P.O. Box 262274 Jebel Ali Free Zone, Dubai
Interest held in %				100.00%
UNITED KINGDOM [Member] | Coflexip (UK) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Coflexip (UK) Ltd
Address				One St Paul’s Churchyard London EC4M 8AP
Interest held in %				100.00%
UNITED KINGDOM [Member] | Cybernetix S.R.I.S. Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Cybernetix S.R.I.S. Limited
Address				One St Paul’s Churchyard London EC4M 8AP
Interest held in %				100.00%
UNITED KINGDOM [Member] | Genesis Oil & Gas Consultants Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Genesis Oil & Gas Consultants Ltd
Address				One St Paul’s Churchyard London EC4M 8AP
Interest held in %				100.00%
UNITED KINGDOM [Member] | Genesis Oil And Gas Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Genesis Oil And Gas Ltd
Address				One St Paul’s Churchyard London EC4M 8AP
Interest held in %				100.00%
UNITED KINGDOM [Member] | Technip E&C Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip E&C Limited
Address				One St Paul’s Churchyard London EC4M 8AP
Interest held in %				100.00%
UNITED KINGDOM [Member] | Technip PMC Services Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip PMC Services Limited
Address				One St Paul’s Churchyard London EC4M 8AP
Interest held in %				100.00%
UNITED KINGDOM [Member] | TechnipFMC Holdings Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				TechnipFMC Holdings Limited
Address				One St Paul’s Churchyard London EC4M 8AP
Interest held in %				100.00%
UNITED STATES [Member] | Badger Licensing LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Badger Licensing LLC
Address				c/o Corporation Service Company 251, Little Falls Drive Wilmington, Delaware 19808
Interest held in %				100.00%
UNITED STATES [Member] | Technip E&C, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip E&C, Inc.
Address				c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816
Interest held in %				100.00%
UNITED STATES [Member] | T.EN Energy & Chemicals International, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Energy & Chemicals International, Inc.
Address				c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816
Interest held in %				100.00%
UNITED STATES [Member] | T.EN Process Technology, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Process Technology, Inc.
Address				c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816
Interest held in %				100.00%
UNITED STATES [Member] | T.EN S&W Abu Dhabi, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN S&W Abu Dhabi, Inc.
Address				c/o Corporation Trust Center 1209 Orange St. Wilmington, Delaware 19801
Interest held in %				100.00%
UNITED STATES [Member] | T.EN S&W International, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN S&W International, Inc.
Address				c/o CT Corporation System 3867 Plaza Tower Dr Baton Rouge, Louisiana 70816
Interest held in %				100.00%
UNITED STATES [Member] | T.EN Stone & Webster Process Technology, Inc [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Stone & Webster Process Technology, Inc
Address				c/o Corporation Trust Center 1209 Orange St. Wilmington, Delaware 19801
Interest held in %				100.00%
UNITED STATES [Member] | Technip Energies USA, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Energies USA, Inc.
Address				c/o Corporation Trust Center 1209 Orange St. Wilmington, Delaware 19801
Interest held in %				100.00%
VENEZUELA [Member] | Inversiones Dinsa, C.A [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Inversiones Dinsa, C.A
Address				Calle 1 con Calle 2, Centro Empresarial INECOM, Piso 1, La Urbina Caracas, 1073
Interest held in %				100.00%
VENEZUELA [Member] | Technip Velam [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				Technip Velam
Address				Calle 1 con Calle 2, Centro Empresarial INECOM, Piso 1, La Urbina Caracas, 1073
Interest held in %				100.00%
VIETNAM [Member] | T.EN Vietnam Co., Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name				T.EN Vietnam Co., Ltd.
Address				207A Nguyen Van Thu, Da Kao Ward, District 1 Ho Chi Minh City
Interest held in %				100.00%

[1]	Technip Energies has an ownership interest in both Yamgaz SNC and South Tambey LNG of 200.002 shares (of total outstanding shares), or 50.0005%, and obtained a majority interest and voting control over Yamgaz SNC and South Tambey and consolidated both entities effective December 31, 2016.